Reverse Recapitalization (Details)	Dec. 31, 2024 shares
Reverse Recapitalization
Ordinary shares of Golden Path, outstanding prior to Merger	28,750
Less redemption of Golden Path shares	(10,912)
Public shares following redemptions	17,838
Shares issued upon closing to public shareholders (from rights)	2,875
Founder (Sponsor) Shares	8,540
Shares issued upon closing to Sponsor (from rights)	135
Shares issued upon closing to Finder (engaged Peace Asset)	1,900
MC shares	222,772
Total shares of common stock immediately after Merger	254,060